Pensions and Other Postretirement Benefits (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Defined Benefit Pension Plans [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$ (0.3)	$ 0.0	$ (4.0)
Net actuarial (loss) gain arising during the year	(23.7)	19.3	(20.5)
Amortization of prior service cost (credit)	1.0	1.2	1.0
Amortization of net actuarial loss (gain)	10.0	13.2	13.1
Curtailment loss	0.0	0.0	2.0
Settlement loss	3.5	0.0	6.7
Foreign currency translation	2.7	2.9	0.9
Net change for year	(6.8)	36.6	(0.8)
Other Postretirement Benefits [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	0.0	1.7	9.6
Net actuarial (loss) gain arising during the year	1.6	7.5	(4.5)
Amortization of prior service cost (credit)	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	(0.1)	0.0	0.0
Curtailment loss	0.0	0.0	0.0
Settlement loss	0.0	0.0	0.0
Foreign currency translation	0.0	0.0	0.0
Net change for year	$ 0.4	$ 8.1	$ 4.7